Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Ordinary shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	162,490,478	162,311,728
Ordinary shares, Outstanding shares	156,763,770	156,585,020
Treasury stock, shares	5,726,708	5,726,708